Summary of significant accounting policies - Acquisition of subsidiares (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Jan. 25, 2022 item	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Mar. 30, 2022 USD ($)	Feb. 04, 2022 USD ($)	Jan. 27, 2022 USD ($)	Dec. 31, 2021 USD ($)
Acquisition of subsidiaries
Number of game development studios acquired | item	300
Goodwill		$ 48,900		$ 48,900					$ 1,501
Net loss before tax from continuing operations		42,118	$ (14,819)	$ 75,134	$ (23,768)
Price per share for option to acquire shares | $ / shares				$ 10.00
Period for shares ineligibility for sale on Nasdaq from the date of allotment under scenario one for option becomes exercisable				1 year
Maximum period for shares from acquisition date to repurchase outstanding consideration shares under scenario two for option becomes exercisable				2 years
Option recognized as of acquisition date		$ 13,636		$ 13,636
Unwinding discount from acquisition date to reporting date				$ 101
MX Capital Limited
Acquisition of subsidiaries
Percentage of voting interest acquired	48.80%
Goodwill							$ 13,831
Castcrown Ltd
Acquisition of subsidiaries
Percentage of voting interest acquired	49.50%
Goodwill						$ 2,773
Gracevale Ltd
Acquisition of subsidiaries
Percentage of voting interest acquired	100.00%							100.00%
Total consideration								$ 70,000
Cash Consideration								55,517
Share Consideration								3,963
Deferred Share Consideration								10,520
Lightmap Studio
Acquisition of subsidiaries
Total consideration								$ 150